Equity (Details) - shares	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Line Items]
Ordinary shares issued	8,167,438	8,104,180
Ordinary shares outstanding	8,046,723	7,983,465
IPO [Member]
Equity [Line Items]
Units issued	120,715